BORROWINGS - Schedule of available portion of corporate credit facilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 9,573	$ 8,696
Authorized corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	2,150	2,100
Draws on corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	(299)	(721)
Authorized letter of credit facility
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	400	300
Issued letters of credit
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	(266)	(209)
Available portion of corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	1,985	1,470
Consolidated
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 8,964	$ 8,465